TRADE ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2023
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable by type of customer

	June 30,	December 31,
	2023	2022
Domestic customers
Third parties	1,599,377	1,915,745
Related parties (Note 11) (1)	73,564	99,608

Foreign customers
Third parties	4,845,044	7,612,768

(-) Expected credit losses	(29,793)	(21,109)
	6,488,192	9,607,012

(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.

Schedule of trade accounts receivable by maturity

	June 30,	December 31,
	2023	2022
Current	5,432,105	8,652,376
Overdue
Up to 30 days	855,757	777,150
From 31 to 60 days	44,915	74,253
From 61 to 90 days	50,212	54,784
From 91 to 120 days	9,921	20,975
From 121 to 180 days	50,728	18,945
From 181 days	44,554	8,529
	6,488,192	9,607,012

Schedule of rollforward of expected credit losses, trade accounts receivable

	June 30,	December 31,
	2023	2022
Opening balance	(21,109)	(34,763)
Additions	(10,464)	(5,228)
Reversals	177	3,576
Write-offs	1,536	12,355
Exchange rate variations	67	2,951
Closing balance	(29,793)	(21,109)